Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Major Subsidiaries

As of September 30, 2025, the issuance date of the latest audited consolidated financial statements, the details of the Company’s major subsidiaries are as follows:

Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Major business activities
Taiwan Color Optics Inc	October 19, 1999	Taiwan	100%	Sales of laser module and its components and Artificial Intelligence related products
Semilux Ltd.	May 10, 2023	Cayman Islands	100%	Investment Holding